UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2012

Item 1. Schedules of Investments.

Brandywine Blue Fund
Schedule of Investments
December 31, 2012
(Unaudited)

Shares		Value

Long-Term Investments – 96.3%(a)
Common Stocks - 89.1%(a)

CONSUMER DISCRETIONARY

	Apparel Retail - 6.2%
373,400	The Gap Inc.	$11,590,336
270,700	Limited Brands Inc.	12,739,142
129,500	The TJX Companies Inc.	5,497,275

	Apparel, Accessories & Luxury Goods - 2.8%
88,700	VF Corp.	13,391,038

	Automobile Manufacturers - 2.3%
301,800	Honda Motor Co. Ltd. - SP-ADR	11,148,492

	Cable & Satellite - 3.3%
423,100	Comcast Corp.	15,815,478

	Homebuilding - 4.3%
539,500	Lennar Corp.	20,862,465

	Internet Retail - 2.7%
21,070	Priceline.com Inc.*	13,088,684

	Restaurants - 2.7%
246,200	Starbucks Corp.	13,201,244

	Specialty Stores - 1.9%
105,800	Tractor Supply Co.	9,348,488
	Total Consumer Discretionary	126,682,642

CONSUMER STAPLES

	Household Products - 2.4%
212,800	Church & Dwight Co. Inc.	11,399,696

	Hypermarkets & Super Centers - 2.7%
129,900	Costco Wholesale Corp.	12,830,223
	Total Consumer Staples	24,229,919

ENERGY

	Oil & Gas Drilling - 3.7%
302,300	Ensco PLC	17,920,344

	Oil & Gas Equipment & Services - 2.3%
205,600	Oceaneering International Inc.	11,059,224

	Oil & Gas Refining & Marketing - 3.9%
550,200	Valero Energy Corp.	18,772,824
	Total Energy	47,752,392

FINANCIALS

	Insurance Brokers - 3.1%
441,600	Marsh & McLennan Cos. Inc.	15,221,952

	Property & Casualty Insurance - 6.3%
397,800	The Allstate Corp.	15,979,626
584,900	XL Group PLC	14,657,594
	Total Financials	45,859,172

HEALTH CARE

	Biotechnology - 2.8%
168,700	Celgene Corp.*	13,280,064

	Health Care Distributors - 1.5%
179,700	Cardinal Health Inc.	7,400,046

	Health Care Equipment - 4.1%
96,000	Baxter International Inc.	6,399,360
197,100	Zimmer Holdings Inc.	13,138,686

	Managed Health Care - 5.8%
224,360	Cigna Corp.	11,994,286
294,400	UnitedHealth Group Inc.	15,968,256

	Pharmaceuticals - 3.8%
210,900	Watson Pharmaceuticals Inc.*	18,137,400
	Total Health Care	86,318,098

INDUSTRIALS

	Research & Consulting Services - 3.0%
283,300	Verisk Analytics Inc.*	14,448,300
	Total Industrials	14,448,300

INFORMATION TECHNOLOGY

	Application Software - 3.3%
703,100	Nuance Communications Inc.*	15,693,192

	Communications Equipment - 3.8%
298,300	Qualcomm Inc.	18,500,566

	Computer Storage & Peripherals - 0.8%
121,600	NetApp Inc.*	4,079,680

	Data Processing & Outsourced Services - 2.2%
70,300	Visa Inc.	10,656,074

	Internet Software & Services - 1.4%
341,100	Yahoo! Inc.*	6,787,890

	Semiconductors - 2.9%
477,600	Maxim Integrated Products Inc.
		14,041,440
	Systems Software - 3.1%
551,000	Microsoft Corp.	14,728,230
	Total Information Technology
		84,487,072

	Total common stocks (cost $402,285,579)
		429,777,595
REITs - 7.2%(a)

FINANCIALS

	Specialized REITs - 7.2%
200,850	American Tower Corp.	15,519,680
680,300	Weyerhaeuser Co.	18,925,946
	Total Financials	34,445,626

	Total REITs (cost $34,113,589)	34,445,626

	Total investments - 96.3% (cost $436,399,168)	464,223,221
	Cash and receivables, less liabilities - 3.7%(a)	18,064,462
	TOTAL NET ASSETS - 100.0%	$482,287,683

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

SP-ADR – Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$436,399,168

Gross unrealized appreciation	$35,098,619
Gross unrealized depreciation	(7,274,566)
Net unrealized appreciation	$27,824,053

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$429,777,595
REITs	34,445,626
Total Level 1	464,223,221
Level 2 –	---
Level 3 –	---
Total	$464,223,221

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
December 31, 2012
(Unaudited)

Shares or Principal Amount		Value

Common Stocks - 97.5%(a)

CONSUMER DISCRETIONARY

	Apparel Retail - 8.7%
97,900	American Eagle Outfitters Inc.	$2,007,929
66,300	Foot Locker Inc.	2,129,556
89,800	The Gap Inc.	2,787,392
65,700	Limited Brands Inc.	3,091,842

	Apparel, Accessories & Luxury Goods - 1.5%
48,600	Hanesbrands Inc.*	1,740,852

	Automobile Manufacturers - 1.1%
34,500	Thor Industries Inc.	1,291,335

	Home Furnishing Retail - 2.5%
142,700	Pier 1 Imports Inc.	2,854,000

	Homebuilding - 4.3%
127,800	Lennar Corp.	4,942,026

	Restaurants - 2.1%
77,000	Brinker International Inc.	2,386,230

	Specialty Stores - 3.8%
59,500	Cabela’s Inc.*	2,484,125
21,300	Tractor Supply Co.	1,882,068
	Total Consumer Discretionary	27,597,355

CONSUMER STAPLES

	Household Products - 3.1%
66,500	Church & Dwight Co. Inc.	3,562,405

	Packaged Foods & Meats - 2.5%
27,100	Flowers Foods Inc.	630,617
42,200	The Hain Celestial Group Inc. *	2,288,084
	Total Consumer Staples	6,481,106

ENERGY

	Oil & Gas Drilling - 2.7%
52,000	Ensco PLC	3,082,560

	Oil & Gas Equipment & Services - 2.6%
54,460	Oceaneering International Inc.	2,929,403

	Oil & Gas Exploration & Production - 2.2%
25,900	Cabot Oil & Gas Corp.	1,288,266
38,500	Oasis Petroleum Inc.*	1,224,300

	Oil & Gas Storage & Transportation - 2.6%
82,100	Golar LNG Ltd.	3,019,638
	Total Energy	11,544,167

FINANCIALS

	Property & Casualty Insurance - 4.9%
123,400	First American Financial Corp.	2,972,706
103,800	XL Group PLC	2,601,228

	Specialized REITs – 4.0%
162,600	Weyerhaeuser Co.	4,523,532
	Total Financials	10,097,466

HEALTH CARE

	Biotechnology - 2.0%
125,700	Alkermes PLC*	2,327,964

	Health Care Services - 2.5%
100,000	Team Health Holdings Inc.*	2,877,000

	Health Care Distributors - 1.6%
43,900	Cardinal Health Inc.	1,807,802

	Health Care Equipment - 2.8%
47,500	Zimmer Holdings Inc.	3,166,350

	Health Care Facilities - 1.8%
100,200	HealthSouth Corp.*	2,115,222

	Managed Health Care - 2.5%
53,330	Cigna Corp.	2,851,022

	Pharmaceuticals - 2.8%
17,300	ViroPharma Inc.*	393,748
33,300	Watson Pharmaceuticals Inc.*	2,863,800
	Total Health Care	18,402,908

INDUSTRIALS

	Construction & Engineering - 2.3%
96,000	Quanta Services Inc.*	2,619,840

	Construction & Farm Machinery & Heavy Trucks - 3.5%
45,200	Wabtec Corp.	3,956,808

	Human Resource & Employment Services - 2.9%
105,400	Robert Half International Inc.	3,353,828

	Industrial Machinery - 1.2%
9,800	Valmont Industries Inc.	1,338,190

	Research & Consulting Services - 2.9%
64,700	Verisk Analytics Inc.*	3,299,700

	Trucking - 2.1%
47,900	Ryder System Inc.	2,391,647
	Total Industrials	16,960,013

INFORMATION TECHNOLOGY

	Application Software - 7.5%
60,200	Informatica Corp.*	1,825,264
164,200	Nuance Communications Inc.*	3,664,944
58,700	SolarWinds Inc.*	3,078,815

	Communications Equipment - 2.6%
143,400	Aruba Networks Inc.*	2,975,550

	Computer Storage & Peripherals - 0.3%
11,200	NetApp Inc.*	375,760

	Data Processing & Outsourced Services - 2.7%
152,900	Vantiv Inc.*	3,122,218

	Semiconductors - 4.9%
114,400	Maxim Integrated Products Inc.	3,363,360
110,900	Skyworks Solutions Inc.*	2,251,270
	Total Information Technology	20,657,181
	Total common stocks (cost $107,030,386)	111,740,196

Short-Term Investment - 2.5%(a)

	Commercial Paper - 2.5%
$2,907,000	Prudential Funding LLC, due 1/02/13, discount of 0.10%	2,906,992

	Total short-term investment (cost $2,906,992)	2,906,992

	Total investments - 100.0%(cost $109,937,378)	114,647,188
	Liabilities, less cash and receivables - (0.0%)(a)	(70,771)
	TOTAL NET ASSETS - 100.0%	$114,576,417

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$109,937,378

Gross unrealized appreciation	$6,950,320
Gross unrealized depreciation	(2,240,510)
Net unrealized appreciation	$4,709,810

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$111,740,196
Level 2 – Short-Term Commercial Paper	2,906,992
Level 3 –	---
Total	$114,647,188

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13(a)-15(b) or  240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.

     By (Signature and Title) /s/ William F. D’Alonzo
                                William F. D’Alonzo, President

 Date     February 26, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the  following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ William F. D’Alonzo
                                William F. D’Alonzo, President

      Date     February 26, 2013

     By (Signature and Title) /s/ J. Gordon Kaiser
    J. Gordon Kaiser, Treasurer

     Date     February 26, 2013